UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6239

			 		Tax-Free Fund for Utah
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2005

                        [LOGO OF TAX-FREE FUND FOR UTAH:
    A RECTANGLE CONTAINING DESERT BOULDERS WITH THE SUN RISING BEHIND THEM]

                                TAX-FREE FUND FOR
                                      UTAH

                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

[LOGO OF TAX-FREE FUND FOR UTAH:
A RECTANGLE CONTAINING DESERT BOULDERS
WITH THE SUN RISING BEHIND THEM]

                  SERVING UTAH INVESTORS FOR MORE THAN A DECADE

                             TAX-FREE FUND FOR UTAH

                      "THE BENEFITS OF TAX-FREE INVESTING"

                                                                  February, 2006

Dear Fellow Shareholder:

      As the name of your fund clearly states, Tax-Free Fund For Utah is tax-free* - free from Utah state and regular Federal income taxes.

      This tax-free status serves many purposes. It obviously provides you, and our other shareholders, with tax-free income. But, it also provides municipalities with an attractive motivator to help them raise revenue. Additionally, the projects funded by these tax-free securities enhance the quality of life for all community residents.

      Many individuals pay as much as 30% to 40% of their income in Federal and state taxes. Obviously, if you have to pay that much in taxes, it significantly reduces what you get to keep in your pocket.

BENEFITS TO INVESTORS

      As an investor seeking tax-free income, do you have to forego higher yields? Not necessarily.

                                  [BAR CHART]

                  Hypothetical Tax-Free Yield                       3%
                  Hypothetical Taxable Equivalent Yield           5.0%

                  Hypothetical Tax-Free Yield                       4%
                  Hypothetical Taxable Equivalent Yield           6.7%

                  Hypothetical Tax-Free Yield                       5%
                  Hypothetical Taxable Equivalent Yield           8.4%

                  This chart assumes a 35% federal and 7% state tax-rate and is for illustration purposes only; it does not represent past or future performance of any investment.

      The chart above shows that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As you can clearly see from the chart, you would have to earn 6.7% on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Tax-Free Fund For Utah offers you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

BENEFITS TO MUNICIPALITIES

      As you are most likely aware, states, counties, cities, towns, and other forms of municipalities issue tax-free bonds to raise monies. These issues generally take two forms - general obligation securities and revenue securities.

      General obligation municipal securities are primarily those securities used to finance the general needs of such municipalities. General obligation securities are secured by the tax-raising power of the specific municipality in terms of its ability to pay interest and repay principal on a timely basis. Thus, these securities are considered to be "backed by the full faith and credit" of the issuer.

      Revenue securities are issued to finance specific projects, such as a hospital or airport. In this instance, the municipal issuer pledges the operating revenues derived from the specific project to pay the interest and repay the principal when due.

      In many cases, smaller municipalities would have difficulty selling these securities to the marketplace were it not for the added attractiveness of tax-free status.

BENEFITS TO QUALITY OF LIFE

      The benefit you may not have considered - when you made your investment in the Fund - was that in the process of having the Fund provide you with tax-free income, it also provides help to a variety of others within your community and Utah. This is a benefit in which you can take real pride.

      Municipal bonds, such as those in which Tax-Free Fund For Utah invests, are the primary way infrastructure is financed. Infrastructure is a relatively obscure word that by itself doesn't mean much to most people. But, when you translate the word "infrastructure" into projects such as schools, roads, bridges, water facilities, pollution control, airports, hospitals, and fire and police stations, then you are speaking in terms that people more easily understand.

      As the economy of Utah grows, new and additional municipal projects are needed for the benefit of the citizens of Utah and the various communities throughout the state. In essence, your money invested in the Fund helps pay for that new school, road, airport, etc. that you and your neighbors now enjoy. So, as an investor in Tax-Free Fund For Utah, you can take pride in knowing that you are playing a vital role and a very real part in enhancing the quality of life for your family, friends, neighbors and future generations of Utahns.

SUMMARY

      So the next time that you receive your statement from Tax-Free Fund For Utah, remember that the benefits that are reaped from your investment are more than just what is evident on that piece of paper.

                                   Sincerely,

/s/ Diana P. Herrmann                           /s/ Lacy B. Herrmann


Diana P. Herrmann                               Lacy B. Herrmann
President                                       Chair of the Board of Trustees

* For certain investors, some dividends may be subject to Federal and State taxes, including the Alternative Minimum Tax.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      GENERAL OBLIGATION BONDS (21.7%)                                         S&P                 VALUE
------------    --------------------------------------------------------------        --------          -------------
                CITY, COUNTY AND STATE (9.1%)
                Anderson, Indiana San District
$    505,000    4.600%, 07/15/23 AMBAC Insured ...............................         Aaa/AAA          $     514,630
                Brian Head, Utah
     405,000    6.500%, 03/15/24 .............................................         NR/NR*                 452,158
                Cedar City, Utah Special Improvement
                   District Assessment
     235,000    5.050%, 09/01/10 .............................................         NR/NR*                 240,955
     215,000    5.200%, 09/01/11 .............................................         NR/NR*                 223,299
                Cedar Park, Texas
     835,000    4.500%, 02/15/22 MBIA Insured ................................         Aaa/AAA                842,882
                Clearfield City, Utah
   2,095,000    5.125%, 02/01/18 MBIA Insured (pre-refunded) .................         Aaa/AAA              2,171,782
                Coral Canyon, Utah Special Service District
     580,000    5.700%, 07/15/18 .............................................         NR/NR*                 596,837
                Dawson County, Texas Hospital District
     555,000    4.375%, 02/15/24 AMBAC Insured ...............................         NR/AAA                 543,750
                Draper, Utah
     370,000    4.500%, 02/01/18 AMBAC Insured ...............................         Aaa/NR                 379,250
                Hurricane, Utah
     240,000    5.400%, 11/01/09 Radian Insured ..............................          NR/AA                 254,494
                Laredo, Texas
     300,000    4.250%, 08/15/21 AMBAC Insured ...............................         Aaa/AAA                295,611
                Mckinney, Texas
   1,700,000    4.500%, 08/15/23 XLCA Insured ................................         Aaa/AAA              1,713,141
                Mesquite, Texas
     510,000    4.625%, 02/15/22 FSA Insured .................................         Aaa/AAA                521,980
                Nevada State
     965,000    4.500%, 08/01/21 FSA Insured .................................         Aaa/AAA                982,331
                St. George, Utah
     100,000    5.375%, 08/01/21 FGIC Insured (pre-refunded) .................         Aaa/AAA                104,179
                Salt Lake City, Utah
     120,000    5.750%, 06/15/17 (pre-refunded) ..............................         Aaa/NR                 131,435
                San Antonio, Texas
     125,000    4.750%, 02/01/24 FSA Insured .................................         Aaa/AAA                128,089
                Spokane County, Washington
     420,000    4.500%, 12/01/23 MBIA Insured ................................         Aaa/AAA                424,200

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                                     S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                CITY, COUNTY AND STATE (CONTINUED)
                Waco, Texas
$  2,560,000    4.500%, 02/01/24 MBIA Insured ................................         Aaa/AAA          $   2,576,896
                Washington County, Utah
   1,250,000    5.000%, 10/01/22 MBIA Insured ................................         Aaa/NR               1,314,825
                Washington State
   3,315,000    4.500%, 01/01/22 MBIA Insured ................................         Aaa/AAA              3,345,995
     705,000    4.500%, 07/01/23 FSA Insured .................................         Aaa/AAA                706,473
                                                                                                        -------------
                Total City, County and State                                                               18,465,192
                                                                                                        -------------

                SCHOOL DISTRICT (12.6%)
                Alpine, Utah School District
     375,000    5.000%, 03/15/12 (pre-refunded) ..............................         Aaa/NR                 403,395
                Carbon County, Utah School District
     800,000    5.000%, 06/15/21 .............................................         Aaa/NR                 837,976
                Dallas, Texas Independent School District
   2,500,000    5.000%, 08/15/29 .............................................         Aaa/AAA              2,606,425
                Davis County, Utah School District
     575,000    5.000%, 06/01/15 (pre-refunded) ..............................         Aaa/NR                 619,051
     250,000    5.100%, 06/01/16 (pre-refunded) ..............................         Aaa/NR                 271,275
     675,000    5.150%, 06/01/17 (pre-refunded) ..............................         Aaa/NR                 734,353
                Dripping Springs, Texas
     725,000    4.375%, 08/15/22 .............................................         Aaa/AAA                725,747
                Eagle Mountain & Saginaw, Texas Independent
                   School District
     300,000    4.750%, 08/15/21 .............................................         Aaa/AAA                309,807
     525,000    4.750%, 08/15/23 .............................................         Aaa/AAA                541,328
                Frisco, Texas Independent School District
   1,260,000    5.000%, 07/15/26 .............................................         Aaa/NR               1,321,475
                Iron County, Utah School District
   1,375,000    4.000%, 01/15/18 .............................................         Aaa/AAA              1,354,334
   2,115,000    4.000%, 01/15/20 .............................................         Aaa/AAA              2,057,345
                La Feria, Texas Independent School District
     210,000    4.400%, 02/15/24 .............................................         Aaa/NR                 208,954
                Lancaster, Texas School District
     300,000    4.375%, 02/15/22 .............................................         Aaa/AAA                298,785

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                                     S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                SCHOOL DISTRICT (CONTINUED)
                Lindale, Texas Independent School District
$    690,000    4.250%, 02/15/21 .............................................         NR/AAA           $     680,133
   1,000,000    4.250%, 02/15/22 .............................................         NR/AAA                 981,650
     445,000    4.375%, 02/15/23 .............................................         NR/AAA                 441,013
     200,000    4.500%, 02/15/24 .............................................         NR/AAA                 201,554
                Navasota, Texas Independent School District
     475,000    5.000%, 08/15/23 FGIC Insured ................................         Aaa/NR                 501,496
                Nebo, Utah School District
     440,000    5.500%, 07/01/11 (pre-refunded) ..............................         Aaa/AAA                477,783
                North Summit County, Utah School District
     760,000    5.000%, 02/01/23 .............................................         Aaa/NR                 807,302
     800,000    5.000%, 02/01/24 .............................................         Aaa/NR                 846,240
                Prosper, Texas Independent School District
     395,000    4.125%, 08/15/21 .............................................         NR/AAA                 383,679
                Salt Lake City, Utah School District
     265,000    5.000%, 03/01/21 (pre-refunded) ..............................         Aaa/NR                 285,916
                Spring, Texas Independent School District
     300,000    4.750%, 08/15/23 .............................................         Aaa/AAA                308,670
                Tooele County, Utah School District
     670,000    4.000%, 06/01/20 .............................................         Aaa/AAA                642,992
                Washington County, Utah
     440,000    5.000%, 10/01/18 XLCA Insured ................................         Aaa/NR                 469,480
     465,000    5.000%, 10/01/19 XLCA Insured ................................         Aaa/NR                 495,802
     490,000    5.000%, 10/01/20 XLCA Insured ................................         Aaa/NR                 520,978
     510,000    5.000%, 10/01/21 XLCA Insured ................................         Aaa/NR                 541,085
     535,000    5.000%, 10/01/22 XLCA Insured ................................         Aaa/NR                 565,602
     565,000    5.000%, 10/01/23 XLCA Insured ................................         Aaa/NR                 596,047
     320,000    5.000%, 10/01/24 XLCA Insured ................................         Aaa/NR                 336,630
                Weber County, Utah School District
     750,000    5.000%, 06/15/18 .............................................         Aaa/NR                 792,360
     825,000    5.000%, 06/15/20 .............................................         Aaa/NR                 879,285
                Weber County, Utah School District Series B
   1,485,000    5.000%, 06/15/21 .............................................         Aaa/NR               1,555,493
                                                                                                        -------------
                Total School District                                                                      25,601,440
                                                                                                        -------------
                Total General Obligation Bonds                                                             44,066,632
                                                                                                        -------------

                                                                                      RATING
     FACE                                                                            MOODY'S/
    AMOUNT      REVENUE BONDS (77.0%)                                                   S&P                  VALUE
------------    --------------------------------------------------------------        --------          -------------
                EDUCATION (14.2%)
                Carmel, Indiana 2002 School Building Corp.
$  1,235,000    4.300%, 01/15/23 FSA Insured .................................         NR/AAA           $   1,208,695
   1,525,000    4.300%, 07/15/23 FSA Insured .................................         NR/AAA               1,491,892
                Clinton Prairie, Indiana Community School Building
     675,000    4.625%, 01/15/19 FGIC Insured ................................         NR/AAA                 697,329
                Florida State Board Education Public Education
     210,000    4.500%, 06/01/25 FSA Insured .................................         NR/AAA                 212,890
                Laredo, Texas Independent School District Public
                   Facility Corp.
     190,000    5.000%, 08/01/24 AMBAC Insured ...............................         Aaa/AAA                198,339
                Raven Hills, Texas Higher Education
                   Housing & Education Revenue
     215,000    5.000%, 06/01/26 AMBAC Insured ...............................         Aaa/NR                 221,867
                St. Joseph County, Indiana Educational
                   Facilities Revenue
     100,000    5.000%, 03/01/27 .............................................         Aaa/NR                 101,771
                Salt Lake County, Utah Westminster College Project
     115,000    5.050%, 10/01/10 .............................................         NR/BBB                 119,254
     100,000    5.500%, 10/01/19 .............................................         NR/BBB                 103,785
   1,200,000    5.000%, 10/01/22 .............................................         NR/BBB               1,217,472
   1,250,000    5.000%, 10/01/25 .............................................         NR/BBB               1,263,363
   1,000,000    5.750%, 10/01/27 .............................................         NR/BBB               1,038,720
                Southern Utah University Revenue
     375,000    6.300%, 06/01/16 .............................................         NR/NR*                 383,141
                Texas State College Student Loan Revenue
     100,000    5.000%, 08/01/22 AMT .........................................         Aa1/AA                 102,445
                Texas State University System Financing Revenue
     655,000    4.375%, 03/15/23 FSA Insured .................................         Aaa/AAA                649,878
                Tyler, Texas Independent School District
     325,000    5.000%, 02/15/26 FSA Insured .................................         Aaa/AAA                341,734
                University of Nevada University Revenues
     190,000    4.500%, 07/01/24 MBIA Insured ................................         Aaa/AAA                192,272
                University of Utah Revenue Refunding
                   (Biology Research Facilities)
     200,000    5.500%, 04/01/11 MBIA Insured (pre-refunded) .................         Aaa/AAA                203,044
                University of Utah University Revenues
     575,000    5.000%, 04/01/18 MBIA Insured ................................         Aaa/AAA                615,802

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
------------    --------------------------------------------------------------        --------          -------------
                EDUCATION (CONTINUED)
                Utah County, Utah School Facility Revenue
$  1,440,000    6.500%, 12/01/25 .............................................         NR/NR*           $   1,440,115
                Utah State Board Regents Auxiliary & Campus Facility
   1,000,000    4.125%, 04/01/20 MBIA Insured ................................         Aaa/AAA                975,210
                Utah State Board Regents Dixie State College
     115,000    5.500%, 05/01/13 MBIA Insured ................................         Aaa/AAA                126,432
     120,000    5.500%, 05/01/14 MBIA Insured ................................         Aaa/AAA                132,142
     130,000    5.500%, 05/01/15 MBIA Insured ................................         Aaa/AAA                143,539
     400,000    5.100%, 05/01/21 MBIA Insured ................................         Aaa/AAA                420,692
                Utah State Board Regents Office Facility Revenue
     450,000    5.050%, 02/01/20 MBIA Insured ................................         Aaa/AAA                471,528
     360,000    5.125%, 02/01/22 MBIA Insured ................................         Aaa/AAA                378,857
                Utah State Board Regents Revenue
   2,885,000    4.500%, 08/01/18 MBIA Insured ................................         Aaa/AAA              2,945,700
                Utah State Board Regents Revenue Salt Lake
                   Community College
   1,260,000    5.500%, 06/01/16 FSA Insured .................................         Aaa/AAA              1,365,008
                Utah State Board Regents Revenue University Utah
   1,045,000    5.000%, 04/01/23 MBIA Insured ................................         Aaa/AAA              1,103,489
                Utah State Board Regents Revenue University
                   Utah-Auxiliary & Campus Revenue
   1,015,000    5.000%, 04/01/20 MBIA Insured (pre-refunded) .................         Aaa/AAA              1,061,781
                Utah State Board Regents Revenue University Utah
                   Hospital Revenue
   2,030,000    5.500%, 08/01/17 MBIA Insured (pre-refunded) .................         Aaa/AAA              2,231,701
     905,000    5.000%, 05/01/19 AMBAC Insured ...............................         Aaa/AAA                956,024
   3,595,000    5.000%, 08/01/19 MBIA Insured ................................         Aaa/AAA              3,754,618
                Weber State University, Utah Revenue
     100,000    5.250%, 04/01/24 FSA Insured .................................         NR/AAA                 105,403
                Weber State University, Utah Revenue Student
                   Facilities System Series A
     300,000    5.100%, 04/01/16 .............................................          NR/AA                 319,446
     425,000    5.250%, 04/01/19 .............................................          NR/AA                 456,255
                                                                                                        -------------
                Total Education                                                                            28,751,633
                                                                                                        -------------

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
------------    --------------------------------------------------------------        --------          -------------
                HEALTHCARE (2.1%)
                Harris County, Texas Health Facility Development Corp.
$    145,000    5.000%, 11/15/28 AMBAC Insured ...............................         NR/AAA           $     148,252
                Lee Memorial Health System, Florida Hospital Revenue
     450,000    4.250%, 04/01/22 MBIA Insured ................................         Aaa/AAA                443,741
                Murray City, Utah Hospital Revenue
     595,000    5.000%, 05/15/22 MBIA Insured ................................         Aaa/AAA                603,009
                Salt Lake County, Utah Hospital Revenue -
                   IHC Hospitals, Inc.
     500,000    5.500%, 05/15/13 AMBAC Insured ...............................         Aaa/AAA                543,165
                Tarrant County, Texas Health Facilities Revenue
     230,000    5.000%, 02/15/26 MBIA Insured ................................         Aaa/AAA                234,933
                Utah County, Utah Hospital Revenue,
                   IHC Health Services
   1,935,000    5.250%, 08/15/21 MBIA Insured ETM ............................         Aaa/AAA              1,995,662
                Utah State Board Regents Revenue University
                   Utah Hospital Revenue
     310,000    5.000%, 08/01/21 MBIA Insured ................................         Aaa/AAA                322,822
                                                                                                        -------------
                Total Healthcare                                                                            4,291,584
                                                                                                        -------------

                HOUSING (4.0%)
                Indiana State Housing Finance Authority Single Family
     245,000    4.850%, 07/01/22 AMT .........................................         Aaa/NR                 248,815
                Provo City, Utah Housing Authority
     500,000    5.800%, 07/20/22 GNMA Collateralized .........................         Aaa/NR                 517,230
                Snohomish County, Washington Housing
                   Authority Revenue
     225,000    5.000%, 09/01/13 AMT .........................................         NR/NR*                 224,984
     185,000    5.000%, 09/01/14 AMT .........................................         NR/NR*                 184,345
     145,000    5.100%, 09/01/15 AMT .........................................         NR/NR*                 144,990
                Utah Housing Corporation Single Family Housing
     280,000    4.000%, 07/01/11 AMT .........................................         Aaa/AAA                279,042
      65,000    5.250%, 07/01/23 AMT .........................................         Aa2/AA                  65,831
                Utah Housing Corporation Single Family Mortgage
     235,000    4.000%, 07/01/11 AMT .........................................         Aaa/AAA                235,562
      50,000    5.150%, 07/01/23 AMT .........................................         Aaa/AAA                 50,392
   1,340,000    5.000%, 07/01/25 AMT .........................................         Aa3/AA-              1,364,267
     900,000    5.100%, 01/01/26 AMT .........................................         Aa3/AA-                911,952

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
------------    --------------------------------------------------------------        --------          -------------
                HOUSING (CONTINUED)
                Utah State Housing Agency Housing Revenue
$    140,000    5.650%, 07/01/27 AMT .........................................         Aa2/AA           $     144,456
                Utah State Housing Corporation Single Family
                   Housing Revenue
   1,425,000    5.125%, 07/01/24 AMT .........................................         Aa3/AA-              1,442,000
                Utah State Housing Finance Agency
      10,000    6.350%, 07/01/11 Mezzanine Series G-1 ........................         AAA/NR                  10,037
      10,000    6.350%, 07/01/12 AMBAC Insured AMT ...........................         Aaa/AAA                 10,000
       5,000    6.150%, 07/01/16 Senior Issue A-1 ............................         Aaa/AAA                  5,106
     140,000    5.650%, 07/01/16 Series 1994C ................................         Aaa/AAA                142,299
      55,000    5.400%, 07/01/16 AMT .........................................         Aa2/AA                  55,673
      85,000    6.000%, 07/01/17 AMT .........................................         Aaa/AA                  86,875
     845,000    5.500%, 07/01/18 AMT .........................................         Aa3/AA-                874,330
     105,000    5.300%, 07/01/18 AMT .........................................         Aaa/AAA                109,432
     100,000    5.000%, 07/01/18 AMT .........................................         Aaa/AAA                101,565
     195,000    5.400%, 07/01/20 AMT .........................................         Aa2/AA                 199,701
     400,000    5.600%, 07/01/23 AMT .........................................         Aa2/AA                 408,552
     120,000    5.700%, 07/01/26 MBIA Insured ................................         Aaa/AAA                120,448
                Wyoming Community Development Authority
                   Housing Revenue
     120,000    5.000%, 12/01/22 .............................................         Aa1/AA+                123,522
                                                                                                        -------------
                Total Housing                                                                               8,061,406
                                                                                                        -------------

                INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL (0.6%)
                Sandy City, Utah Industrial Development, H Shirley
                   Wright Project, Refunding Bonds, LOC Olympus Bank
     250,000    6.125%, 08/01/16 .............................................         NR/AAA                 250,605
                Utah County Environmental Improvement Revenue
     935,000    5.050%, 11/01/17 .............................................        Baa1/BBB+               985,135
                                                                                                        -------------
                Total Industrial Development & Pollution Control                                            1,235,740
                                                                                                        -------------

                LEASE (5.7%)
                Celebration Community Development District, Florida
     290,000    5.000%, 05/01/22 MBIA Insured ................................         Aaa/AAA                305,973
                Draper, Utah Municipal Building Authority
     355,000    5.000%, 11/15/20 AMBAC Insured ...............................         Aaa/NR                 378,902

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                LEASE (CONTINUED)
                Marion County, Indiana Convention & Recreational
                   Facilities Authority Revenue
$    390,000    5.000%, 06/01/27 MBIA Insured ................................         Aaa/AAA          $     399,411
                Murray City, Utah Municipal Building Revenue
     520,000    5.050%, 12/01/15 AMBAC Insured ...............................         Aaa/NR                 552,100
                Salt Lake County, Utah Municipal Building Authority,
                   Lease Revenue
     320,000    5.400%, 10/15/19 AMBAC Insured (pre-refunded) ................         Aaa/AAA                345,901
   3,900,000    5.200%, 10/15/20 AMBAC Insured (pre-refunded) ................         Aaa/AAA              4,239,651
                Utah County, Utah Municipal Building Authority,
                   Lease Revenue
     120,000    5.500%, 11/01/16 AMBAC Insured ...............................         Aaa/NR                 132,204
     240,000    5.500%, 11/01/17 AMBAC Insured ...............................         Aaa/NR                 264,408
                Utah State Building Ownership Authority
   1,350,000    5.250%, 05/15/20 FSA Insured (pre-refunded) ..................         Aaa/AAA              1,409,900
   1,080,000    5.000%, 05/15/25 .............................................         Aa1/AA+              1,139,551
                Washington County - St. George, Utah Interlocal
                   Agency Revenue
   1,000,000    5.125%, 12/01/17 AMBAC Insured ...............................         NR/AAA               1,041,480
     100,000    5.125%, 12/01/22 AMBAC Insured ...............................         NR/AAA                 103,790
                West Bountiful, Utah Courthouse Revenue
     410,000    5.000%, 05/01/19 .............................................          NR/A-                 436,281
                West Valley City, Utah
     865,000    5.000%, 08/01/21 AMBAC Insured ...............................         Aaa/AAA                906,382
                                                                                                        -------------
                Total Lease                                                                                11,655,934
                                                                                                        -------------

                TAX REVENUE (25.1%)
                Bay County, Florida Sales Tax Revenue
     175,000    4.750%, 09/01/23 FSA Insured .................................         Aaa/NR                 178,162
                Bluffdale City, Utah Series 2004
     295,000    6.000%, 12/01/13 .............................................         NR/NR*                 297,749
     310,000    6.000%, 12/01/14 .............................................         NR/NR*                 312,957
     330,000    6.000%, 12/01/15 .............................................         NR/NR*                 330,551
     350,000    6.000%, 12/01/16 .............................................         NR/NR*                 350,585
     370,000    6.000%, 12/01/17 .............................................         NR/NR*                 370,651
     395,000    6.000%, 12/01/18 .............................................         NR/NR*                 395,731
     420,000    6.000%, 12/01/19 .............................................         NR/NR*                 420,815

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                TAX REVENUE (CONTINUED)
                Bluffdale, Utah Sales Tax Revenue
$  2,045,000    5.500%, 08/01/23 .............................................         NR/NR*           $   2,125,021
                Bountiful, Utah Special Improvement District
                   Special Assessment Revenue
     203,000    5.000%, 06/01/14 .............................................         NR/NR*                 203,014
     213,000    5.150%, 06/01/15 .............................................         NR/NR*                 213,089
     224,000    5.300%, 06/01/16 .............................................         NR/NR*                 224,056
     236,000    5.500%, 06/01/17 .............................................         NR/NR*                 236,160
     249,000    5.650%, 06/01/18 .............................................         NR/NR*                 249,229
                Brian Head, Utah Special Service Improvement
                   District Revenue
     290,000    5.350%, 11/01/12 .............................................         NR/NR*                 299,396
                Cache County, Utah Sales Tax Revenue
     500,000    5.000%, 12/15/14 FGIC Insured ................................         Aaa/AAA                535,050
     670,000    5.000%, 12/15/16 FGIC Insured ................................         Aaa/AAA                712,766
     600,000    5.000%, 12/15/17 FGIC Insured ................................         Aaa/AAA                635,310
     510,000    5.000%, 12/15/18 FGIC Insured ................................         Aaa/AAA                537,484
     830,000    5.000%, 12/15/19 FGIC Insured ................................         Aaa/AAA                874,729
                Clark County, Nevada Improvement District Revenue
     250,000    5.000%, 08/01/16 .............................................         NR/NR*                 253,450
                Clearfield, Utah Sales Tax Revenue
     590,000    5.000%, 07/01/18 FGIC Insured ................................         Aaa/AAA                626,285
     620,000    5.000%, 07/01/19 FGIC Insured ................................         Aaa/AAA                655,669
     650,000    5.000%, 07/01/20 FGIC Insured ................................         Aaa/AAA                685,250
                Coral Canyon, Utah Special Service District
     110,000    5.000%, 07/15/13 .............................................         NR/NR*                 114,117
     250,000    5.500%, 07/15/18 .............................................         NR/NR*                 259,025
                Davis County, Utah Sales Tax Revenue
   1,470,000    5.150%, 10/01/18 AMBAC Insured ...............................         NR/AAA               1,572,665
                Fishers, Indiana Redevelopment Authority
                   Lease Revenue
     175,000    4.500%, 07/15/20 AMBAC Insured ...............................         Aaa/AAA                178,696
                Henderson, Nevada Local Improvement
                   District Revenue
     300,000    5.000%, 09/01/14 .............................................         NR/NR*                 307,608
     300,000    5.000%, 09/01/15 .............................................         NR/NR*                 305,970

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                TAX REVENUE (CONTINUED)
                Jordanelle, Utah Special Service District
$    186,000    5.000%, 11/15/14 .............................................         NR/NR*           $     188,161
     196,000    5.100%, 11/15/15 .............................................         NR/NR*                 198,587
     206,000    5.200%, 11/15/16 .............................................         NR/NR*                 208,276
     216,000    5.300%, 11/15/17 .............................................         NR/NR*                 218,439
     228,000    5.400%, 11/15/18 .............................................         NR/NR*                 230,631
     240,000    5.500%, 11/15/19 .............................................         NR/NR*                 242,827
     253,000    5.600%, 11/15/20 .............................................         NR/NR*                 255,841
     268,000    5.700%, 11/15/21 .............................................         NR/NR*                 270,932
     283,000    5.800%, 11/15/22 .............................................         NR/NR*                 286,090
     299,000    6.000%, 11/15/23 .............................................         NR/NR*                 302,175
                Jordanelle, Utah Special Service Improvement District
     320,000    8.000%, 10/01/11 .............................................         NR/NR*                 330,464
                Lehi, Utah Sales Tax
     610,000    5.000%, 06/01/21 FSA Insured .................................         Aaa/AAA                647,344
     790,000    5.000%, 06/01/24 FSA Insured .................................         Aaa/AAA                831,483
                Mesquite New Special Improvement District, Nevada
     185,000    4.600%, 08/01/11 .............................................         NR/NR*                 184,715
     195,000    4.750%, 08/01/12 .............................................         NR/NR*                 194,809
     230,000    4.900%, 08/01/13 .............................................         NR/NR*                 229,689
     140,000    5.250%, 08/01/17 .............................................         NR/NR*                 139,551
     315,000    5.350%, 08/01/19 .............................................         NR/NR*                 313,573
     135,000    5.400%, 08/01/20 .............................................         NR/NR*                 134,361
     500,000    5.500%, 08/01/25 .............................................         NR/NR*                 496,660
                Mountain Regional Water District, Utah Special
                   Assessment Revenue
   1,870,000    7.000%, 12/01/18 .............................................         NR/NR*               1,944,763
                Mountain Regional Water, Utah Special Service District
   2,000,000    5.000%, 12/15/20 MBIA Insured ................................         Aaa/AAA              2,114,000
                North Ogden, Utah Sales Tax Revenue
     195,000    5.000%, 11/01/24 XLCA Insured ................................         Aaa/AAA                204,485
                Plainfield Independent Redevelopment Authority, Indiana
     500,000    4.250%, 08/01/18 CIFG Insured ................................         Aaa/NR                 497,580
   1,070,000    4.375%, 08/01/20 CIFG Insured ................................         Aaa/NR               1,067,111

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                TAX REVENUE (CONTINUED)
                Salt Lake City, Utah Sales Tax Revenue
$    490,000    5.250%, 02/01/12 .............................................         NR/AAA           $     533,733
     265,000    5.250%, 02/01/13 .............................................         NR/AAA                 287,448
   1,320,000    5.250%, 02/01/15 .............................................         NR/AAA               1,421,402
     100,000    5.250%, 02/01/17 .............................................         NR/AAA                 107,066
                Salt Lake County, Utah Sales Tax Revenue
     955,000    5.000%, 02/01/21 .............................................         NR/AAA               1,017,304
   1,725,000    5.000%, 08/01/21 .............................................         NR/AAA               1,842,611
   1,005,000    5.000%, 02/01/22 .............................................         NR/AAA               1,068,225
   1,060,000    5.000%, 02/01/23 .............................................         NR/AAA               1,123,388
   1,115,000    5.000%, 02/01/24 .............................................         NR/AAA               1,182,547
                Sandy City, Utah Sales Tax Revenue
     520,000    5.000%, 09/15/18 AMBAC Insured ...............................         NR/AAA                 547,435
     605,000    5.000%, 09/15/20 AMBAC Insured ...............................         NR/AAA                 634,754
                South Jordan, Utah Municipal Building
                   Authority Revenue
     290,000    5.375%,10/01/20 AMBAC Insured ................................         NR/AAA                 314,044
                South Jordan, Utah Sales Tax
     570,000    5.000%, 08/15/15 AMBAC Insured ...............................         Aaa/AAA                602,182
                South Jordan, Utah Special Assignment
   1,000,000    6.875%, 11/01/17 .............................................         NR/NR*               1,024,760
                South Weber City, Utah
     525,000    5.000%, 01/15/24 MBIA Insured ................................         Aaa/AAA                550,447
                Springville, Utah Special Improvement District Revenue
     400,000    5.500%, 1/15/2017 ............................................         NR/NR*                 400,504
     423,000    5.650%, 1/15/2018 ............................................         NR/NR*                 423,533
     446,000    5.800%, 1/15/2019 ............................................         NR/NR*                 446,562
     472,000    5.900%, 1/15/2020 ............................................         NR/NR*                 472,595
     500,000    6.000%, 1/15/2021 ............................................         NR/NR*                 500,630
                Utah Water Finance Agency Revenue
     775,000    5.100%, 07/01/18 AMBAC Insured ...............................         Aaa/NR                 818,764
     510,000    5.000%, 07/01/18 AMBAC Insured ...............................         Aaa/NR                 539,677
     260,000    5.000%, 06/01/19 MBIA Insured ................................         Aaa/AAA                266,799
     685,000    5.000%, 07/01/19 AMBAC Insured ...............................         Aaa/NR                 724,408

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                TAX REVENUE (CONTINUED)
                Wasatch County, Utah Building Authority
$    130,000    5.000%, 10/01/15 .............................................          A3/NR           $     136,189
     135,000    5.000%, 10/01/16 .............................................          A3/NR                 140,885
                Wasatch County, Utah Sales Tax Revenue
     205,000    5.000%, 12/01/16 AMBAC Insured ...............................         Aaa/AAA                218,020
     210,000    5.000%, 12/01/17 AMBAC Insured ...............................         Aaa/AAA                222,295
     225,000    5.000%, 12/01/18 AMBAC Insured ...............................         Aaa/AAA                237,202
                Washington City, Utah Sales Tax Revenue
     680,000    5.250%, 11/15/17 AMBAC Insured ...............................         Aaa/AAA                738,249
                Washoe County, Nevada Tax Revenue
     210,000    5.000%, 12/01/23 MBIA Insured ................................         Aaa/AAA                216,688
                Weber County Utah Sales Tax Revenue
     385,000    5.000%, 07/01/23 AMBAC Insured ...............................         Aaa/NR                 404,866
                West Valley City, Utah Redevelopment Agency Revenue
   1,625,000    5.000%, 03/01/21 .............................................          NR/A-               1,687,790
     320,000    5.000%, 03/01/22 .............................................          NR/A-                 331,635
     350,000    5.000%, 03/01/23 .............................................          NR/A-                 361,666
   1,000,000    5.000%, 03/01/24 .............................................          NR/A-               1,030,310
                West Valley City, Utah Sales Tax Revenue
     800,000    5.500%, 07/15/17 MBIA Insured ................................         Aaa/AAA                863,912
     250,000    5.000%, 07/15/20 AMBAC Insured ...............................         Aaa/AAA                262,770
     180,000    5.000%, 07/15/21 MBIA Insured ................................         Aaa/AAA                187,848
                Woodland Hills, Utah Special Assessment Revenue
      18,000    5.500%, 08/01/09 .............................................         NR/NR*                  18,243
     221,000    5.500%, 08/01/10 .............................................         NR/NR*                 225,097
     233,000    5.500%, 08/01/11 .............................................         NR/NR*                 239,850
     246,000    5.500%, 08/01/12 .............................................         NR/NR*                 254,059
     261,000    5.500%, 08/01/13 .............................................         NR/NR*                 270,631
                                                                                                        -------------
                Total Tax Revenue                                                                          51,092,810
                                                                                                        -------------

                TRANSPORTATION (4.2%)
                Florida State Turnpike Authority Turnpike Revenue
     500,000    4.500%, 07/01/22 MBIA Insured                                          Aaa/AAA                510,615
                Port of Seattle, Washington Revenue
     100,000    5.100%, 04/01/24 AMT FGIC Insured                                      Aaa/AAA                101,781

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                TRANSPORTATION (CONTINUED)
                Utah Transit Authority Sales Tax &
                   Transportation Revenue
$  1,000,000    5.400%, 12/15/16 FSA Insured .................................         NR/AAA           $   1,049,570
     100,000    5.000%, 06/15/21 FSA Insured .................................         Aaa/AAA                105,327
   3,300,000    4.125%, 06/15/21 FSA Insured .................................         Aaa/AAA              3,253,569
   3,450,000    4.125%, 06/15/22 FSA Insured .................................         Aaa/AAA              3,379,275
     100,000    5.000%, 06/15/25 FSA Insured .................................         Aaa/AAA                104,101
                                                                                                        -------------
                Total Transportation                                                                        8,504,238
                                                                                                        -------------

                UTILITY (11.2%)
                Eagle Mountain, Utah Gas & Electric Revenue
   1,385,000    4.250%, 06/01/20 Radian Insured ..............................          NR/AA               1,347,106
   1,440,000    5.000%, 06/01/21 Radian Insured ..............................         Aa3/AA               1,494,662
   1,515,000    5.000%, 06/01/22 Radian Insured ..............................          NR/AA               1,567,798
                Indianapolis, Indiana Gas Utility Revenue
     290,000    5.000%, 08/15/24 AMBAC Insured ...............................         Aaa/AAA                295,237
                Intermountain Power Agency Utilities Light &
                   Power Service, Utah
     450,000    5.000%, 07/01/12 MBIA Insured ETM ............................         Aaa/AAA                454,311
   1,470,000    5.250%, 07/01/15 MBIA Insured ................................         Aaa/AAA              1,546,808
      90,000    5.000%, 07/01/16 .............................................          A1/A+                  92,471
     675,000    5.000%, 07/01/18 FSA Insured .................................         Aaa/AAA                716,958
   1,380,000    5.000%, 07/01/19 MBIA Insured ................................         Aaa/AAA              1,433,309
   2,450,000    5.000%, 07/01/21 .............................................          A1/A+               2,502,822
     550,000    5.000%, 07/01/23 FSA Insured .................................         Aaa/AAA                561,726
                Lower Colorado River Authority, Texas Revenue
     175,000    5.000%, 05/15/26 FSA Insured .................................         Aaa/AAA                182,759
                Manti City, Utah Electric System Revenue
     603,000    5.750%, 02/01/17 .............................................         NR/NR*                 626,366
                Murray City, Utah Utility Electric Revenue
     400,000    5.625%, 06/01/18 AMBAC Insured ...............................         Aaa/NR                 434,132
   1,340,000    5.000%, 06/01/25 AMBAC Insured ...............................         Aaa/NR               1,409,399
                St. George, Utah Electric Revenue
   1,910,000    4.500%, 06/01/20 FSA Insured .................................         Aaa/NR               1,945,144
                Salem, Utah Electric Revenue
     125,000    5.300%, 11/01/07 .............................................         NR/NR*                 126,919
     130,000    5.350%, 11/01/08 .............................................         NR/NR*                 133,792
     140,000    5.400%, 11/01/09 .............................................         NR/NR*                 144,817

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                UTILITY (CONTINUED)
                Seattle, Washington Municipal Light & Power Revenue
$  1,360,000    4.500%, 08/01/19 FSA Insured .................................         Aaa/AAA          $   1,393,021
                Southern Utah Valley Power System Revenue
     210,000    5.250%, 09/15/13 MBIA Insured ................................         NR/AAA                 228,875
     225,000    5.250%, 09/15/14 MBIA Insured ................................         NR/AAA                 245,639
     235,000    5.250%, 09/15/15 MBIA Insured ................................         NR/AAA                 255,830
     185,000    5.125%, 09/15/21 MBIA Insured ................................         NR/AAA                 196,104
                Springville, Utah Electric Revenue
     550,000    5.600%, 03/01/09 .............................................         Baa1/NR                572,501
                Utah Assessed Municipal Power System Revenue
     790,000    5.250%, 12/01/09 .............................................          NR/A-                 827,091
   1,000,000    5.000%, 04/01/21 FSA Insured .................................         Aaa/AAA              1,051,980
                Washington, Utah Electric Revenue
     985,000    5.000%, 09/01/21 XLCA Insured ................................         Aaa/NR               1,040,909
                                                                                                        -------------
                Total Utility                                                                              22,828,486
                                                                                                        -------------

                WATER AND SEWER (9.9%)
                Ashley Valley, Utah
     140,000    9.500%, 01/01/08 AMBAC Insured ...............................         Aaa/AAA                145,873
                Eagle Mountain, Utah Water and Sewer
     750,000    5.800%, 11/15/16 ACA Insured .................................          NR/A                  793,763
                Granger and Hunter, Utah Improvement District
                   Water and Sewer
     350,000    5.000%, 03/01/18 FSA Insured (pre-refunded) ..................         Aaa/NR                 362,415
                Jordan Valley Water Conservancy District, Utah
     715,000    4.375%, 10/01/18 AMBAC Insured ...............................         Aaa/AAA                723,165
                Mesquite, Texas Waterworks & Sewer Revenue
     225,000    4.500%, 03/01/24 FSA Insured .................................         Aaa/AAA                225,292
                Murray City, Utah Sewer and Water Revenue
     465,000    5.000%, 10/01/17 AMBAC Insured ...............................         Aaa/NR                 495,020
     390,000    5.000%, 10/01/18 AMBAC Insured ...............................         Aaa/NR                 413,318
     440,000    5.000%, 10/01/19 AMBAC Insured ...............................         Aaa/NR                 466,004
                North Davis County, Utah Sewer District
   1,330,000    5.375%, 03/01/18 AMBAC Insured (pre-refunded) ................         Aaa/NR               1,462,322
   1,350,000    5.000%, 03/01/21 AMBAC Insured ...............................         Aaa/NR               1,427,679
     150,000    5.125%, 03/01/22 AMBAC Insured (pre-refunded) ................         Aaa/NR                 162,867
                Orem, Utah Water & Storm Sewer Revenue
   1,720,000    4.500%, 07/15/17 MBIA Insured ................................         Aaa/AAA              1,769,691

                                                                                       RATING
      FACE                                                                            MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                WATER AND SEWER (CONTINUED)
                Riverton, Utah Water Revenue
$    100,000    5.350%, 09/01/15 FGIC Insured (pre-refunded) .................         Aaa/NR           $     108,237
                Salt Lake City, Utah Metropolitan Water Revenue
   1,200,000    5.375%, 07/01/24 AMBAC Insured (pre-refunded) ................         Aaa/AAA              1,279,380
     125,000    5.375%, 07/01/29 AMBAC Insured (pre-refunded) ................         Aaa/AAA                133,269
                Salt Lake City, Utah Water and Sewer Revenue
     675,000    5.000%, 02/01/19 FSA Insured .................................         Aaa/AAA                716,371
     845,000    5.000%, 02/01/20 FSA Insured .................................         Aaa/AAA                893,816
                Salt Lake & Sandy, Utah Water District
   1,000,000    5.000%, 07/01/20 AMBAC Insured ...............................         Aaa/NR               1,060,290
                South Valley Water Reclamation Facility, Utah
     710,000    4.375%, 08/15/18 .............................................         NR/AAA                 718,030
                Spanish Fork City, Utah Water Revenue
     195,000    5.500%, 06/01/17 FSA Insured .................................         Aaa/NR                 213,451
      55,000    5.500%, 06/01/17 FSA Insured (pre-refunded) ..................         Aaa/NR                  60,928
                Upper Trinity Regional Water District, Texas
     205,000    4.500%, 08/01/20 AMBAC Insured ...............................         Aaa/AAA                207,761
                Utah Water Finance Agency Revenue
     100,000    5.000%, 06/01/14 MBIA Insured ................................         Aaa/AAA                103,686
     200,000    5.250%, 07/01/16 AMBAC Insured ...............................         Aaa/NR                 216,418
     250,000    5.375%, 09/01/17 AMBAC Insured ...............................         Aaa/NR                 273,843
     310,000    5.000%, 10/01/17 AMBAC Insured ...............................         Aaa/NR                 327,760
     750,000    5.250%, 10/01/18 AMBAC Insured ...............................         Aaa/NR                 814,073
     465,000    5.000%, 10/01/20 AMBAC Insured ...............................         Aaa/NR                 487,999
     830,000    4.500%, 10/01/22 AMBAC Insured ...............................         Aaa/NR                 839,338
     100,000    5.125%, 07/01/23 AMBAC Insured ...............................         Aaa/NR                 105,322
     285,000    5.300%, 10/01/23 MBIA Insured (pre-refunded) .................         Aaa/AAA                299,948
     870,000    4.500%, 10/01/23 AMBAC Insured ...............................         Aaa/NR                 877,151
     450,000    5.400%, 10/01/24 AMBAC Insured (pre-refunded) ................         Aaa/AAA                482,144
     250,000    5.500%, 10/01/29 AMBAC Insured (pre-refunded) ................         Aaa/AAA                268,727
                Weber-Box Elder, Utah Conservation District Water Revenue
     200,000    6.450%, 11/01/14 (pre-refunded) ..............................         Baa3/NR                225,298
     200,000    6.500%, 11/01/19 (pre-refunded) ..............................         Baa3/NR                225,736
     335,000    6.900%, 11/01/20 (pre-refunded) ..............................         Baa3/NR                383,994

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                WATER AND SEWER (CONTINUED)
                White City, Utah Water Improvement
$    300,000    5.90%, 02/01/22 AMBAC Insured (pre-refunded) .................         Aaa/AAA          $     303,555
                                                                                                        -------------
                Total Water and Sewer                                                                      20,073,934
                                                                                                        -------------
                Total Revenue Bonds                                                                       156,495,765
                                                                                                        -------------
                Total Investments (cost $162,234,383**) ......................          98.7%             200,562,397
                Other assets less liabilities ................................           1.3                2,561,223
                                                                                     -------            -------------
                Net Assets ...................................................         100.0%           $ 203,123,620
                                                                                     =======            =============

                                                                                     PERCENT OF
            PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)                     PORTFOLIO
            ------------------------------------------------------------------       ----------
            Aaa of Moody's or AAA of S&P .....................................          75.8%
            Aa of Moody's or AA of S&P .......................................           6.1
            A of Moody's or S&P ..............................................           4.1
            Baa of Moody's or BBB of S&P .....................................           2.6
            Not rated* .......................................................          11.4
                                                                                     -------
                                                                                       100.0%
                                                                                     =======

      * Any security not rated (NR) by either credit rating service must be determined by the Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

      **    See note 4.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

            ACA   - American Capital Assurance Financial Guaranty Corp.
            AMBAC - American Municipal Bond
                    Assurance Corp.
            AMT   - Alternative Minimum Tax
            CIFG  - CDC IXIS Financial Guaranty
            ETM   - Escrowed to Maturity
            FGIC  - Financial Guaranty Insurance Co.
            FSA   - Financial Security Assurance
            GNMA  - Government National Mortgage Association
            LOC   - Letter of Credit
            MBIA  - Municipal Bond Investors Assurance
            NR    - Not Rated
            XLCA  - XL Capital Assurance

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (UNAUDITED)

ASSETS
    Investments at value (cost $197,057,492) ...........................................    $ 200,562,397
    Interest receivable ................................................................        3,116,255
    Receivable for investment securities sold ..........................................          815,000
    Receivable for Fund shares sold ....................................................          244,958
    Other assets .......................................................................            6,804
                                                                                            -------------
    Total assets .......................................................................      204,745,414
                                                                                            -------------
LIABILITIES
    Cash overdraft .....................................................................          705,738
    Payable for Fund shares redeemed ...................................................          466,227
    Dividends payable ..................................................................          290,354
    Distribution and service fees payable ..............................................           97,586
    Management fees payable ............................................................           30,718
    Accrued expenses ...................................................................           31,171
                                                                                            -------------
    Total liabilities ..................................................................        1,621,794
                                                                                            -------------
NET ASSETS .............................................................................    $ 203,123,620
                                                                                            =============
    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $     200,912
    Additional paid-in capital .........................................................      202,344,129
    Net unrealized appreciation on investments (note 4) ................................        3,504,905
    Accumulated net realized loss on investments .......................................       (2,591,003)
    Distributions in excess of net investment income ...................................         (335,323)
                                                                                            -------------
                                                                                            $ 203,123,620
                                                                                            =============
CLASS A
    Net Assets .........................................................................    $ 137,751,773
                                                                                            =============
    Capital shares outstanding .........................................................       13,631,406
                                                                                            =============
    Net asset value and redemption price per share .....................................    $       10.11
                                                                                            =============
    Offering price per share (100/96 of $10.11 adjusted to nearest cent) ...............    $       10.53
                                                                                            =============
CLASS C
    Net Assets .........................................................................    $  32,057,902
                                                                                            =============
    Capital shares outstanding .........................................................        3,173,477
                                                                                            =============
    Net asset value and offering price per share .......................................    $       10.10
                                                                                            =============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) ......................................    $       10.10*
                                                                                            =============
CLASS Y
    Net Assets .........................................................................    $  33,313,945
                                                                                            =============
    Capital shares outstanding .........................................................        3,286,931
                                                                                            =============
    Net asset value, offering and redemption price per share ...........................    $       10.14
                                                                                            =============

See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)

INVESTMENT INCOME:

      Interest income ...............................................................                         $  4,298,404

Expenses:

      Management fee (note 3) .......................................................     $    479,507
      Distribution and service fees (note 3) ........................................          283,953
      Legal fees (note 3) ...........................................................           56,956
      Trustees' fees and expenses (note 8) ..........................................           49,757
      Transfer and shareholder servicing agent fees .................................           45,760
      Custodian fees ................................................................           32,367
      Fund accounting fees ..........................................................           29,661
      Shareholders' reports and proxy statements ....................................           16,248
      Auditing and tax fees .........................................................           10,846
      Registration fees and dues ....................................................           10,058
      Insurance .....................................................................            5,466
      Chief compliance officer (note 3) .............................................            2,291
      Miscellaneous .................................................................           14,714
                                                                                          ------------
      Total expenses ................................................................        1,037,584

      Management fee waived (note 3) ................................................         (306,884)
      Expenses paid indirectly (note 6) .............................................          (41,276)
                                                                                          ------------
      Net expenses ..................................................................                              689,424
                                                                                                              ------------
      Net investment income .........................................................                            3,608,980

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions .........................          149,546
      Change in unrealized appreciation on investments ..............................       (2,832,933)
                                                                                          ------------
      Net realized and unrealized gain (loss) on investments ........................                           (2,683,387)
                                                                                                              ------------
Net increase in net assets resulting from operations ................................                         $    925,593
                                                                                                              ============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS ENDED
                                                                      DECEMBER 31, 2005    YEAR ENDED
                                                                        (UNAUDITED)      JUNE 30, 2005
                                                                      -----------------  -------------
OPERATIONS:
      Net investment income .......................................    $   3,608,980     $   5,597,480
      Net realized gain (loss) from securities transactions .......          149,546           339,699
      Change in unrealized appreciation on investments ............       (2,832,933)        4,737,661
                                                                       -------------     -------------
        Change in net assets from operations ......................          925,593        10,674,840
                                                                       -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
      Class A Shares:
      Net investment income .......................................       (2,735,693)       (4,664,445)

      Class C Shares:
      Net investment income .......................................         (492,503)         (844,820)

      Class Y Shares:
      Net investment income .......................................         (598,937)         (481,279)
                                                                       -------------     -------------
        Change in net assets from distributions ...................       (3,827,133)       (5,990,544)
                                                                       -------------     -------------

CAPITAL SHARE TRANSACTIONS (note 7):
      Proceeds from shares sold ...................................       51,533,137        61,124,699
      Reinvested dividends and distributions ......................        2,344,001         3,507,838
      Cost of shares redeemed .....................................      (19,451,609)      (22,013,872)
                                                                       -------------     -------------
        Change in net assets from capital share transactions ......       34,425,529        42,618,665
                                                                       -------------     -------------

        Change in net assets ......................................       31,523,989        47,302,961

NET ASSETS:
    Beginning of period ...........................................      171,599,631       124,296,670
                                                                       -------------     -------------

    End of period* ................................................    $ 203,123,620     $ 171,599,631
                                                                       =============     =============

    * Includes distributions in excess of net investment income of:    $    (335,323)    $    (117,170)
                                                                       =============     =============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

1. ORGANIZATION

      Tax-Free  Fund  For  Utah  (the  "Fund"),  a   non-diversified,   open-end
investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      For the six months ended December 31, 2005, the Fund incurred management fees of $479,507 of which $306,884 was voluntarily waived. Such waivers are voluntary and can be terminated in the future at the Manager's discretion. However, the Manager has indicated that it intends to continue waiving fees as necessary in order that the Fund will remain competitive.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2005, distribution fees on Class A Shares amounted to $133,871, of which the Distributor retained $2,039.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2005, amounted to $112,562. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2005 amounted to $37,521. The total of these payments with respect to Class C Shares amounted to $150,083, of which the Distributor retained $26,664.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2005, total commissions on sales of Class A Shares amounted to $288,089, of which the Distributor received $24,084.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended December 31, 2005, the Fund incurred $56,099 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2005, purchases of securities and proceeds from the sales of securities aggregated $42,252,484 and $7,365,128, respectively.

      At December 31, 2005, the aggregate tax cost for all securities was $197,018,177. At Dececember 31, 2005, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $3,984,866 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $440,646, for a net unrealized appreciation of $3,544,220.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

      The Fund is also permitted to invest in tax-free municipal obligations of issuers in other states meeting comparable quality standards and providing income which is exempt from both regular Federal and Utah income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Utah issuers are not available in the market. At December 31, 2005, the Fund had 80% of its net assets invested in State of Utah municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                     SIX MONTHS ENDED
                                     DECEMBER 31, 2005                     YEAR ENDED
                                        (UNAUDITED)                      JUNE 30, 2005
                               -----------------------------     -----------------------------
                                  SHARES           AMOUNT           SHARES           AMOUNT
                                  ------           ------           ------           ------
CLASS A SHARES:

  Proceeds from shares sold       1,966,551     $ 19,928,051        3,901,386     $ 39,687,818
  Reinvested distributions          171,273        1,734,525          277,575        2,823,980
  Cost of shares redeemed .        (793,209)      (8,002,058)      (1,384,213)     (14,072,096)
                               ------------     ------------     ------------     ------------
    Net change ............       1,344,615       13,660,518        2,794,748       28,439,702
                               ------------     ------------     ------------     ------------
CLASS C SHARES:

  Proceeds from shares sold         637,118        6,449,876          825,234        8,390,613
  Reinvested distributions           29,091          294,451           48,338          491,581
  Cost of shares redeemed .        (181,314)      (1,835,646)        (401,020)      (4,069,806)
                               ------------     ------------     ------------     ------------
    Net change ............         484,895        4,908,681          472,552        4,812,388
                               ------------     ------------     ------------     ------------
CLASS Y SHARES:

  Proceeds from shares sold       2,462,364       25,155,210        1,275,070       13,046,268
  Reinvested distributions           31,081          315,025           18,832          192,277
  Cost of shares redeemed .        (948,795)      (9,613,905)        (380,156)      (3,871,970)
                               ------------     ------------     ------------     ------------
    Net change ............       1,544,650       15,856,330          913,746        9,366,575
                               ------------     ------------     ------------     ------------
Total transactions in Fund
  shares ..................       3,374,160     $ 34,425,529        4,181,046     $ 42,618,665
                               ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2005 there were 5 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended December 31, 2005 was $40,833, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended December 31, 2005, such meeting-related expenses amounted to $8,924.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $384,086 and debited additional paid-in capital in the amount of $384,086 at June 30, 2005. This adjustment had no impact on the Fund's aggregate net assets at June 30, 2005. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At June 30, 2005, the Fund had a capital loss carryover of $2,740,548 of which $11,866 expires on June 30, 2008, $2,459,398 expires on June 30, 2009,
$15,469 expires on June 30, 2011, and $253,815 expires on June 30, 2012. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

The tax character of distributions:

                                                   Year Ended June 30,
                                                 2005              2004
                                              ----------        ----------
      Net tax-exempt income                   $5,604,701        $4,758,187
      Ordinary income                            385,843           302,404
                                              ----------        ----------
                                              $5,990,544        $5,060,591
                                              ==========        ==========

      As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                           $(2,740,549)
      Unrealized appreciation                                   6,376,398
                                                              -----------
                                                              $ 3,635,849
                                                              ===========

      At June 30, 2005, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       CLASS A
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                                YEAR ENDED JUNE 30,
                                                  12/31/05         --------------------------------------------------------------
                                                 (UNAUDITED)         2005          2004          2003         2002         2001
                                                 -----------       --------      --------      --------     --------     --------
Net asset value, beginning of period ...........   $  10.26        $   9.91      $  10.31      $   9.85     $   9.65     $   9.35
                                                   --------        --------      --------      --------     --------     --------
Income (loss) from investment operations:
    Net investment income ......................       0.20+           0.41+         0.43++        0.44+        0.46+        0.48+
    Net gain (loss) on securities (both realized
       and unrealized) .........................      (0.14)           0.38         (0.37)         0.48         0.22         0.32
                                                   --------        --------      --------      --------     --------     --------
    Total from investment operations ...........       0.06            0.79          0.06          0.92         0.68         0.80
                                                   --------        --------      --------      --------     --------     --------
Less distributions (note 10):
    Dividends from net investment income .......      (0.21)          (0.44)        (0.46)        (0.46)       (0.48)       (0.50)
    Distributions from capital gains ...........         --              --            --            --           --           --
                                                   --------        --------      --------      --------     --------     --------
    Total distributions ........................      (0.21)          (0.44)        (0.46)        (0.46)       (0.48)       (0.50)
                                                   --------        --------      --------      --------     --------     --------
Net asset value, end of period .................   $  10.11        $  10.26      $   9.91      $  10.31     $   9.85     $   9.65
                                                   ========        ========      ========      ========     ========     ========
Total return (not reflecting sales charge) .....       0.59%*          8.06%         0.54%         9.55%        7.22%        8.72%

Ratios/supplemental data
    Net assets, end of period (in thousands) ...   $137,752        $126,091      $ 94,103      $ 85,329     $ 55,957     $ 34,321
    Ratio of expenses to average net assets ....       0.67%**         0.59%         0.48%         0.43%        0.46%        0.48%
    Ratio of net investment income to average
       net assets ..............................       3.81%**         3.98%         4.19%         4.31%        4.65%        4.95%
    Portfolio turnover rate ....................       7.33%*          8.68%        15.98%         6.43%       27.42%       44.17%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

    Ratio of expenses to average net assets ....       0.94%**         0.97%         0.94%         1.02%        1.00%        1.11%
    Ratio of net investment income to average
       net assets ..............................       3.54%**         3.60%         3.73%         3.72%        4.11%        4.32%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets ....       0.62%**         0.56%         0.47%         0.42%        0.40%        0.39%

----------
Note: Effective August 1, 2001, Aquila Management  Corporation became the Fund's
      Investment Adviser replacing Zions First National Bank which was the sub-adviser. Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amount calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

                                                                                       CLASS C
                                             --------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                                   YEAR ENDED JUNE 30,
                                               12/31/05         -------------------------------------------------------------------
                                             (UNAUDITED)          2005           2004            2003           2002          2001
                                             -----------        -------        -------         -------        -------       -------
Net asset value, beginning of period .......   $ 10.26          $  9.91        $ 10.30         $  9.85        $  9.64       $  9.35
                                               -------          -------        -------         -------        -------       -------
Income (loss) from investment operations:
    Net investment income ..................      0.16+            0.32+          0.34++          0.34+          0.37+         0.38+
    Net gain (loss) on securities (both
       realized and unrealized) ............     (0.15)            0.38          (0.36)           0.48           0.23         (0.31)
                                               -------          -------        -------         -------        -------       -------
Total from investment operations ...........      0.01             0.70          (0.02)           0.82           0.60          0.69
                                               -------          -------        -------         -------        -------       -------
Less distributions (note 10):
    Dividends from net investment income ...     (0.17)           (0.35)         (0.37)          (0.37)         (0.39)        (0.40)
    Distributions from capital gains .......        --               --             --              --             --            --
                                               -------          -------        -------         -------        -------       -------
    Total distributions ....................     (0.17)           (0.35)         (0.37)          (0.37)         (0.39)        (0.40)
                                               -------          -------        -------         -------        -------       -------
Net asset value, end of period .............   $ 10.10          $ 10.26        $  9.91         $ 10.30        $  9.85       $  9.64
                                               =======          =======        =======         =======        =======       =======
Total return (not reflecting sales charge) .      0.00%*           7.20%         (0.16)%          8.48%          7.86%         7.52%

Ratios/supplemental data
    Net assets, end of period (in thousands)   $32,058          $27,581        $21,961         $16,420        $ 6,694       $ 1,874
    Ratio of expenses to average net assets       1.46%**          1.39%          1.27%           1.31%          1.84%         1.47%
    Ratio of net investment income to
       average net assets ..................      3.01%**          3.18%          3.38%           3.39%          3.72%         3.93%
    Portfolio turnover rate ................      7.33%*           8.68%         15.98%           6.43%         27.42%        44.17%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

    Ratio of expenses to average net assets       1.74%**          1.77%          1.74%           1.81%          1.78%         1.89%
    Ratio of net investment income to
       average net assets ..................      2.73%**          2.80%          2.93%           2.89%          3.28%         3.51%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets       1.42%**          1.36%          1.27%           1.30%          1.28%         1.39%

                                                                                       CLASS Y
                                             -------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                     YEAR ENDED JUNE 30,
                                              12/31/05          ------------------------------------------------------------
                                             (UNAUDITED)          2005           2004           2003        2002       2001
                                             -----------        -------        -------        -------     -------    -------
Net asset value, beginning of period .......   $ 10.29          $  9.94        $ 10.34        $  9.89     $  9.68    $  9.36
                                               -------          -------        -------        -------     -------    -------
Income (loss) from investment operations:
    Net investment income ..................      0.21+            0.42+          0.44++         0.42+       0.50+      0.49+
    Net gain (loss) on securities (both
       realized and unrealized) ............     (0.14)            0.39          (0.36)          0.50        0.20       0.34
                                               -------          -------        -------        -------     -------    -------
Total from investment operations ...........      0.07             0.81           0.08           0.92        0.70       0.83
                                               -------          -------        -------        -------     -------    -------
Less distributions (note 10):
    Dividends from net investment income ...     (0.22)           (0.46)         (0.48)         (0.47)      (0.49)     (0.51)
    Distributions from capital gains .......        --               --             --             --          --         --
                                               -------          -------        -------        -------     -------    -------
    Total distributions ....................     (0.22)           (0.46)         (0.48)         (0.47)      (0.49)     (0.51)
                                               -------          -------        -------        -------     -------    -------
Net asset value, end of period .............   $ 10.14          $ 10.29        $  9.94        $ 10.34     $  9.89    $  9.68
                                               =======          =======        =======        =======     =======    =======
Total return (not reflecting sales charge) .      0.69%*           8.27%          0.76%          9.55%       7.41%      9.05%

Ratios/supplemental data
    Net assets, end of period (in thousands)   $33,314          $17,928        $ 8,233        $   883     $    30    $     5
    Ratio of expenses to average net assets       0.46%**          0.39%          0.28%          0.30%       0.36%      0.42%
    Ratio of net investment income to
       average net assets ..................      4.01%**          4.15%          4.41%          4.17%       4.75%      4.83%
    Portfolio turnover rate ................      7.33%*           8.68%         15.98%          6.43%      27.42%     44.17%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

    Ratio of expenses to average net assets       0.74%**          0.77%          0.74%          0.78%       0.80%      0.64%
    Ratio of net investment income to
       average net assets ..................      3.73%**          3.78%          3.95%          3.70%       4.31%      4.62%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets       0.42%**          0.37%          0.27%          0.29%       0.30%      0.36%

Note: Effective August 1, 2001, Aquila Management  Corporation became the Fund's
      Investment Adviser replacing Zions First National Bank which was the sub-adviser. Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amount calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on July 1, 2005 and held for the six months ended December 31, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED DECEMBER 31, 2005

                 ACTUAL
             TOTAL RETURN        BEGINNING          ENDING            EXPENSES
                WITHOUT           ACCOUNT           ACCOUNT         PAID DURING
            SALES CHARGES(1)       VALUE             VALUE         THE PERIOD(2)
--------------------------------------------------------------------------------
Class A           0.59%          $1,000.00         $1,005.90         $    3.13
--------------------------------------------------------------------------------
Class C           0.00%          $1,000.00         $1,000.00         $    7.16
--------------------------------------------------------------------------------
Class Y           0.69%          $1,000.00         $1,006.90         $    2.12
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.62%, 1.42% AND 0.42% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

For The Six Months Ended December 31, 2005

            HYPOTHETICAL
             ANNUALIZED         BEGINNING           ENDING           EXPENSES
                TOTAL            ACCOUNT            ACCOUNT        PAID DURING
               RETURN             VALUE              VALUE        THE PERIOD(1)
-------------------------------------------------------------------------------
Class A         5.00%           $1,000.00          $1,022.05          $3.16
-------------------------------------------------------------------------------
Class C         5.00%           $1,000.00          $1,018.05          $7.22
-------------------------------------------------------------------------------
Class Y         5.00%           $1,000.00          $1,023.09          $2.14
-------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.62%, 1.42% AND 0.42% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund For Utah (the "Fund") was held on September 24, 2005. The holders of shares representing 81% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

                                              DOLLAR AMOUNT OF VOTES
                                        ----------------------------------
      TRUSTEE                               FOR                  WITHHELD
      -------                               ---                  --------

      Gary C. Cornia                    $137,194,397          $    790,636
      Diana P. Herrmann                 $137,623,177          $    361,845
      Lyle W. Hillyard                  $137,187,031          $    798,001
      John C. Lucking                   $137,744,464          $    240,569
      Anne J. Mills                     $137,615,413          $    369,620

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquilasm Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

TAX-FREE FUND FOR UTAH (THE "FUND"):

Renewal of the Advisory and Administration Agreement

      Renewal until December 31, 2006 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager was approved by the Board of Trustees and the independent Trustees in December, 2005. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Fund for the year ended June 30, 2005;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      The Manager has provided local management of the Fund's portfolio, employing Mr. Thomas S. Albright and Mr. Kimball Young as co-portfolio managers for the Fund. It had also provided facilities for credit analysis of the Fund's portfolio securities. Mr. Young, based in Salt Lake City, has extensive municipal bond underwriting experience and has provided local information regarding specific holdings in the Fund's portfolio. Mr. Albright has over 25 years of investment management experience. The portfolio managers have also been available to and have met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Utah in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital.

      The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance, and had not been subject to the kinds of regulatory and legal difficulties recently affecting a significant number of other investment advisers.

      The Board concluded that a commendable quality of services was provided and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND AND THE MANAGER.

      The Board determined it appropriate to consider the Fund's performance. For the one, five and ten-year periods ended September 30, 2005 the Fund's average annual rate of return for Class A Shares was 3.79%, 6.23% and 5.46%, respectively. Performance for the other classes was similar.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its competitors, national averages and benchmark index. It was noted that the materials provided by the Manager indicated that the Fund had investment performance that exceeded or was comparable to that of its peers for one-, five- and ten-year periods, with lower rates of return explained by the Fund's generally higher-quality portfolio and generally shorter average maturities. The Board considered these results to be consistent with the purposes of the Fund.

      The Board concluded that the performance of the Fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES AND FROM THE RELATIONSHIP WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Fund. The Board noted that the Manager was currently waiving a portion of its fees and had been since the Fund's inception. For the year ended June 30, 2005, the Fund incurred management fees of $720,074 of which $585,160 was voluntarily waived. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2005 through June 30, 2006 so that total Fund expenses would not exceed 0.86 of 1% for Class A Shares, 1.55 of 1% for Class C Shares and 0.66 of 1% for Class Y Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund's competitors.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Fund, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had been increasing in recent years. The Trustees also noted that the materials indicated that the Fund's fees were already lower than those of its peers, including those with breakpoints. Additionally, the Trustees noted that the Manager was currently waiving a substantial portion of its fees. Evaluation of these factors indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  AQUILA MANAGEMENT CORPORATION

MANAGER

  AQUILA investment MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES

  Gary C. Cornia, Chair
  Diana P. Herrmann
  Lyle W. Hillyard
  John C. Lucking
  Anne J. Mills

OFFICERS

  Diana P. Herrmann, President
  Jerry G. McGrew, Senior Vice President
  Kimball L. Young, Senior Vice President and Co-Portfolio Manager Thomas S. Albright, Senior Vice President and Co-Portfolio Manager
  M. Kayleen Willis, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC INC.
  101 Sabin Street
  Pawtuckett, RI 02860

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

	 Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	 Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

	 Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
     	 Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 9, 2006


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 9, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 And the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 9, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 9, 2006






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EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.